Commitments and Contingencies (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 lawsuit property	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Letter of credit renewal period		1 year
Property subject to or available for operating lease, number of units		3
Operating Leases, Future Minimum Payments Due [Abstract]
2013		$ 750,000
2014		750,000
2015		750,000
2016		750,000
2017		750,000
Thereafter		74,119,000
Total		77,869,000
Number of lawsuits as defendant		2
Litigation settlement charge	7,500,000	7,500,000	0	0
Collectibility of Tenant Reimbursements [Member]
Loss Contingencies [Line Items]
Additional expense related to such tenant audits/disputes		200,000	700,000	400,000
Unsecured Debt [Member] | $500 Million Unsecured Line of Credit [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount		500,000,000
Land [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Ground rent expense		800,000	600,000	600,000
Building [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Net book value of real estate assets subject to operating ground leases		31,800,000	26,000,000
Letter of Credit One, July 2013 [Member]
Loss Contingencies [Line Items]
Letters of credit outstanding, amount		10,000,000
Letter of Credit Two, July 2013 [Member]
Loss Contingencies [Line Items]
Letters of credit outstanding, amount		9,033,164
Letter of Credit Three, July 2013 [Member]
Loss Contingencies [Line Items]
Letters of credit outstanding, amount		382,556
NonIncremental Capital Expenditures [Member]
Loss Contingencies [Line Items]
Commitment to provide funding to tenants for capital improvements		111,900,000
Incremental Capital Expenditures [Member]
Loss Contingencies [Line Items]
Commitment to provide funding to tenants for capital improvements		$ 63,800,000